Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Regulatory Assets [Line Items]
Total regulatory assets	$ 4,631	$ 4,384
Less: Current portion	(823)	(866)
Long-term regulatory assets	3,808	3,518
Regulatory Liabilities [Line Items]
Total regulatory liabilities	4,291	3,958
Less: Current portion	(595)	(577)
Long-term regulatory liabilities	3,696	3,381
Future cost of removal (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,728	1,547
Deferred income taxes (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,329	1,280
Employee future benefits (Notes 3 and 24)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	459	294
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	208	292
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 155	129
Renewable energy surcharge | UNS Energy
Regulatory Liabilities [Line Items]
Renewable energy target (at least) (percent)	15.00%
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 88	78
Electric and gas moderator account
Regulatory Liabilities [Line Items]
Total regulatory liabilities	61	50
AESO Charges Deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	58	121
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	205	167
Other regulatory liabilities, individually less than threshold
Regulatory Liabilities [Line Items]
Threshold amount, other regulatory liabilities	50
Deferred income taxes (Note 3)
Regulatory Assets [Line Items]
Total regulatory assets	2,248	2,058
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	$ 591	521
Deferred energy management costs | Minimum
Regulatory Assets [Line Items]
Remaining recovery period	1 year
Deferred energy management costs | Maximum
Regulatory Assets [Line Items]
Remaining recovery period	10 years
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	$ 453	521
Employee future benefits (Notes 3 and 24)
Regulatory Assets [Line Items]
Total regulatory assets	235	254
Derivatives (Notes 3 and 26) | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	175	197
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	142	137
Deferred restoration costs
Regulatory Assets [Line Items]
Total regulatory assets	133	115
Manufactured gas plant site remediation deferral (Note 16)
Regulatory Assets [Line Items]
Total regulatory assets	82	81
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	66	64
Renewable natural gas account
Regulatory Assets [Line Items]
Total regulatory assets	$ 58	47
Recovery period	1 year
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 448	$ 389
Other regulatory assets, individually less than threshold
Regulatory Assets [Line Items]
Threshold amount, other regulatory assets	$ 50